Restructuring and Other Charges	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
Restructuring and Other Charges

Restructuring Charges

The following table summarizes the impact of the Company’s restructuring charges on the condensed consolidated statements of operations:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Cost of sales – services	$1.4	$1.1	$1.7	$1.1
Cost of sales – products	—	1.3	—	1.3
Selling and administrative expense	3.5	4.7	3.6	7.2
Research, development and engineering expense	0.1	—	0.1	0.6
Total	$5.0	$7.1	$5.4	$10.2

The following table summarizes the Company’s restructuring charges by reportable operating segment:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Severance
NA (1)	$1.9	$3.1	$1.9	$4.6
AP	—	0.2	—	0.2
EMEA	0.5	2.1	0.6	3.0
LA	2.6	1.7	2.9	2.4
Total severance	$5.0	$7.1	$5.4	$10.2
(1) NA includes corporate and global restructuring costs.

During the first quarter of 2013, the Company announced a multi-year transformation plan. Certain aspects of this plan were previously disclosed under the Company's global realignment plan and global shared services plan. This multi-year transformation focuses on globalizing the Company's service organization and creating a unified center-led global organization for research and development, as well as transforming the Company's general and administrative cost structure. Restructuring charges of $5.0 and $7.1 for the three months ended June 30, 2016 and 2015, respectively, and $5.4 and $10.2 for the six months ended June 30, 2016 and 2015, respectively, related to the Company's multi-year transformation plan. As of June 30, 2016, the restructuring accrual balance consists of severance restructuring activities in connection with the multi-year transformation plan. As of June 30, 2016, the Company anticipates minimal additional restructuring costs to be incurred through the end of 2016 in connection with the multi-year transformation plan. As management finalizes certain aspects of the transformation plan, the anticipated future costs related to this plan are subject to change.

The following table summarizes the Company's cumulative total restructuring costs for the multi-year transformation plan as of June 30, 2016:

	Severance	Other	Total
Cumulative total restructuring costs for the multi-year transformation plan
NA (1)	$69.8	$2.0	$71.8
AP	3.8	0.6	4.4
EMEA	6.2	0.9	7.1
LA	22.9	—	22.9
Total	$102.7	$3.5	$106.2

(1) NA includes corporate and global restructuring costs.

The following table summarizes the Company’s restructuring accrual balances and related activity for the six months ended June 30:

	2016	2015
Balance at January 1	$4.7	$7.6
Liabilities incurred	5.4	10.2
Liabilities paid/settled	(4.8)	(10.1)
Balance at June 30	$5.3	$7.7

Impairment and Other Charges

During the first quarter of 2015, the Company recorded an impairment of certain capitalized software of $9.1 related to redundant legacy Diebold software as a result of the acquisition of Phoenix. In addition, the Company agreed to sell its equity interest in its Venezuela joint venture to its joint venture partner and recorded a $10.3 impairment of assets in the first quarter of 2015. On April 29, 2015, the Company closed the sale for the estimated fair market value and recorded a $1.0 reversal of impairment of assets based on final adjustments in the second quarter of 2015, resulting in a $9.3 impairment of assets for the six months ended June 30, 2015 (refer to note 19).

Other charges consist of items that the Company has determined are non-routine in nature and are not expected to recur in future operations. Net non-routine expense of $18.2 and $32.3 impacted the three and six months ended June 30, 2016, respectively, and $5.4 and $10.0 impacted the three and six months ended June 30, 2015, respectively. Net non-routine expense was partially due to legal, indemnification and professional fees related to corporate monitor efforts. Additionally, net non-routine expense for the three and six months ended June 30, 2016 included potential acquisition and divestiture related costs of $14.5 and $25.5, respectively, within selling and administrative expense.